Trade and other receivables, net - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Advances to suppliers	$ 37,183	$ 3,316
Income tax credits	8,516	4,639
Non-income tax credits	33,645	26,240
Judicial deposits	2,070	1,816
Other receivables	1,475	2,499
Non-current portion	82,889	38,510
Current
Trade receivables	186,853	86,531
Prepaid expenses	21,014	18,038
Advances to suppliers	43,994	35,996
Income tax credits	11,847	5,680
Non-income tax credits	66,961	53,522
Receivable from disposal of subsidiary	0	2,900
Receivables from related parties (Note 31)	16,359	0
Other receivables	17,322	10,689
Subtotal	177,497	126,825
Trade and other receivables, net	364,350	213,356
Trade and other receivables	447,239	251,866
Reclassified from property, plant and equipment	326	307
Exclusion of ICMS from the calculation base for PIS and COFINS
Non-current
Non-income tax credits	18,000
Gross | Trade receivables excluding related party
Current
Trade receivables	191,635	87,645
Accumulated impairment
Current
Trade receivables	$ (4,782)	$ (1,114)